SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the amount recorded in the consolidated financial statements:

	June 30, 2022	June 30, 2021
Investment value	$—	$135,692
Loss from the affiliate	—	(135,692)
Carrying amount	$—	$—